EARNINGS PER SHARE (Details) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Basic loss per share
Profit attributable to each class of shares - Continuing Operation	R$ 6,558,475	R$ 10,378,122	R$ 4,881,788
Loss attributable to each class of shares - Discontinued Operation	0	0	(332,014)
Profit for the Year			4,549,774
Diluted loss per share
Profit attributable to each class of shares - Continued Operation	6,558,475	10,378,122	4,881,788
Loss attributable to each class of shares - Discontinued Operation			(332,014)
Profit for the Year			4,549,774
COMMON
Basic loss per share
Profit attributable to each class of shares - Continuing Operation	R$ 4,519,721	R$ 7,148,879	3,369,940
Loss attributable to each class of shares - Discontinued Operation			(229,192)
Profit for the Year			R$ 3,140,748
Weighted average number of shares (in shares)	1,975,375	1,973,983	1,995,507
% of shares in relation to the total	69.58%	69.54%	69.70%
Basic earnings per share from continuing operations ( in R$ per share)			R$ 1.69
Basic earnings per share of discontinued operation ( in R$ per share)			(0.11)
Net basic earnings per share (in R$ per share)	R$ 2.29	R$ 3.62	R$ 1.57
Diluted loss per share
Profit attributable to each class of shares - Continued Operation	R$ 4,490,454	R$ 7,083,352	R$ 3,337,149
Loss attributable to each class of shares - Discontinued Operation			(226,962)
Profit for the Year			R$ 3,110,187
Weighted average number of shares in thousand (in shares)	1,975,375	1,976,398	1,995,507
% of shares in relation to the total	69.16%	68.96%	69.07%
Diluted earnings per share of continuous operation (in R$ per share)			R$ 1.67
Diluted earnings per share of discontinued operation (in R$ per share)			(0.11)
Profit (Loss) per share - diluted (in R$ per share)	R$ 2.27	R$ 3.58	R$ 1.56
Class "A" preferred shares
Basic loss per share
Profit attributable to each class of shares - Continuing Operation	R$ 367	R$ 566	R$ 253
Loss attributable to each class of shares - Discontinued Operation			(17)
Profit for the Year			R$ 235
Weighted average number of shares (in shares)	146	142	136
% of shares in relation to the total	0.01%	0.01%	0.00%
Basic earnings per share from continuing operations ( in R$ per share)			R$ 1.86
Basic earnings per share of discontinued operation ( in R$ per share)			(0.13)
Net basic earnings per share (in R$ per share)	R$ 2.52	R$ 3.98	R$ 1.73
Diluted loss per share
Profit attributable to each class of shares - Continued Operation	R$ 365	R$ 560	R$ 250
Loss attributable to each class of shares - Discontinued Operation			(17)
Profit for the Year			R$ 233
Weighted average number of shares in thousand (in shares)	146	142	136
% of shares in relation to the total	0.01%	0.00%	0.00%
Diluted earnings per share of continuous operation (in R$ per share)			R$ 1.84
Diluted earnings per share of discontinued operation (in R$ per share)			(0.13)
Profit (Loss) per share - diluted (in R$ per share)	R$ 2.50	R$ 3.94	R$ 1.71
Class "B" preferred shares
Basic loss per share
Profit attributable to each class of shares - Continuing Operation	R$ 686,202	R$ 1,087,731	R$ 511,992
Loss attributable to each class of shares - Discontinued Operation			(34,821)
Profit for the Year			R$ 477,171
Weighted average number of shares (in shares)	272,645	273,045	275,614
% of shares in relation to the total	9.60%	9.62%	9.63%
Basic earnings per share from continuing operations ( in R$ per share)			R$ 1.86
Basic earnings per share of discontinued operation ( in R$ per share)			(0.13)
Net basic earnings per share (in R$ per share)	R$ 2.52	R$ 3.98	R$ 1.73
Diluted loss per share
Profit attributable to each class of shares - Continued Operation	R$ 681,759	R$ 1,076,444	R$ 507,010
Loss attributable to each class of shares - Discontinued Operation			(34,482)
Profit for the Year			R$ 472,528
Weighted average number of shares in thousand (in shares)	272,645	273,045	275,614
% of shares in relation to the total	9.55%	9.53%	9.54%
Diluted earnings per share of continuous operation (in R$ per share)			R$ 1.84
Diluted earnings per share of discontinued operation (in R$ per share)			(0.13)
Profit (Loss) per share - diluted (in R$ per share)	R$ 2.50	R$ 3.94	R$ 1.71
Class C Preferred Shares
Basic loss per share
Profit attributable to each class of shares - Continuing Operation	R$ 1,352,185	R$ 2,140,946	R$ 999,604
Loss attributable to each class of shares - Discontinued Operation			(67,984)
Profit for the Year			R$ 931,620
Weighted average number of shares (in shares)	590,982	591,168	591,915
% of shares in relation to the total	20.82%	20.83%	20.67%
Basic earnings per share from continuing operations ( in R$ per share)			R$ 1.69
Basic earnings per share of discontinued operation ( in R$ per share)			(0.11)
Net basic earnings per share (in R$ per share)	R$ 2.29	R$ 3.62	R$ 1.57
Diluted loss per share
Profit attributable to each class of shares - Continued Operation	R$ 1,343,430	R$ 2,118,730	R$ 989,877
Loss attributable to each class of shares - Discontinued Operation			(67,322)
Profit for the Year			R$ 922,554
Weighted average number of shares in thousand (in shares)	590,982	591,168	591,915
% of shares in relation to the total	20.69%	20.63%	20.49%
Diluted earnings per share of continuous operation (in R$ per share)			R$ 1.67
Diluted earnings per share of discontinued operation (in R$ per share)			(0.11)
Profit (Loss) per share - diluted (in R$ per share)	R$ 2.27	R$ 3.58	R$ 1.56
Converted Preferred B
Diluted loss per share
Profit attributable to each class of shares - Continued Operation	R$ 42,467	R$ 99,037	R$ 47,502
Loss attributable to each class of shares - Discontinued Operation			(3,231)
Profit for the Year			R$ 44,271
Weighted average number of shares in thousand (in shares)	16,983	25,121	25,822
% of shares in relation to the total	0.59%	0.88%	0.89%
Diluted earnings per share of continuous operation (in R$ per share)			R$ 1.84
Diluted earnings per share of discontinued operation (in R$ per share)			(0.13)
Profit (Loss) per share - diluted (in R$ per share)	R$ 2.50	R$ 3.94	R$ 1.71